STOCKHOLDERS' DEFICIT	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 5 - STOCKHOLDERS' DEFICIT

On April 4, 2016, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares for services rendered to the Company, valued at $0.0001 par value per share, for a total of $2,000 of which an aggregate of 19,400,000 were contributed back to the Company on December 17, 2016 for a total valuation of$1,940. On December 18, 2016, the Company issued 6,100,000 shares of common stock at par value and at a discount of $610 to its then new sole officer and director.

On December 30, 2016, the Company issued an aggregate of 415,000 shares of common stock for an aggregate consideration of $415, or at $0.001 per share to 36 shareholders pursuant to Section 4(2) of the Securities Act of 1933 as a private offering of its securities.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of March 31, 2017, 7,115,000 shares of common stock and no preferred stock were issued and outstanding.

On April 4, 2016, the Company issued 20,000,000 founders common stock to two directors and officers pro rata as founder shares for services rendered to the Company, valued at $0.0001 par value per share, for a total of $2,000 of which an aggregate of 19,400,000 were contributed back to the Company on December 17, 2016 for a total valuation of $1,940. On December 18, 2016, the Company issued 6,100,000 shares of its common stock at par value and at a discount of $610 to its then new sole officer and director.

On December 30, 2016, the Company issued an aggregate of 415,000 shares of common stock for an aggregate consideration of $415, or at $0.001 per share to 36 shareholders pursuant to Section 4(2) of the Securities Act of 1933 as a private offering of its securities.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2016, 7,115,000 shares of common stock and no preferred stock were issued and outstanding.